Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
LEASES
NOTE 14: LEASES
Chartered-out:
The future minimum contractual lease income (charter-out rates is presented net of commissions) is as follows:

Amount
2017	$136,405
2018	19,546
2019	6,218
2020	—
2021	—
Thereafter	—
Total minimum lease revenue, net of commissions	$162,169
Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.